Rockefeller Equity Allocation Fund
Schedule of Investments
February 28, 2022 (Unaudited)

	Shares	Value
Common Stocks - 94.20%
Air Freight & Logistics - 1.17%
Deutsche Post AG (a)	12,322	$619,332
Application Software - 0.07%
Outset Medical, Inc. (b)	865	38,034
Auto Components - 2.75%
Continental AG (a)(b)	5,180	441,405
Denso Corp. (a)	9,700	682,106
Gentherm, Inc. (b)	1,824	154,748
Hankook Tire & Technology Co. Ltd. (a)	4,590	135,236
Standard Motor Products, Inc.	1,003	43,841
		1,457,336
Banks - 13.54%
Comerica, Inc.	1,410	134,641
First Horizon National Corp.	40,622	953,805
ICICI Bank Ltd. - ADR	55,172	1,074,199
KB Financial Group, Inc. - ADR(b)	5,385	264,942
KB Financial Group, Inc. (a)	15,298	754,719
Lloyds Banking Group PLC (a)	2,238,187	1,442,533
Oversea-Chinese Banking Corp Ltd. (a)	112,500	974,861
Svenska Handelsbanken AB (a)	74,444	707,725
Swedbank AB (a)	53,561	865,389
		7,172,814
Biotechnology - 1.33%
Alnylam Pharmaceuticals, Inc. (b)	1,849	291,865
BioMarin Pharmaceutical, Inc. (b)	5,211	407,083
Bridgebio Pharma, Inc. (b)	925	7,215
		706,163
Building Products - 3.03%
AAON, Inc.	1,251	73,259
Carrier Global Corp.	11,686	524,468
Cie de Saint-Gobain (a)	13,236	820,701
Simpson Manufacturing Co., Inc.	1,581	187,364
		1,605,792
Chemicals - 1.59%
Air Liquide SA (a)	4,725	784,848
Axalta Coating Systems Ltd. - ADR(b)	2,119	57,298
		842,146
Commercial Services & Supplies - 0.55%
Healthcare Services Group, Inc.	2,577	40,768
Stericycle, Inc. (b)	940	54,858
Tetra Tech, Inc.	1,227	194,811
		290,437
Construction & Engineering - 0.34%
Quanta Services, Inc.	793	86,389
WillScot Mobile Mini Holdings Corp. (b)	2,596	92,236
		178,625
Construction Materials - 2.18%
HeidelbergCement AG (a)	8,861	574,965
Martin Marietta Materials, Inc.	1,531	580,861
		1,155,826
Consumer Finance - 3.65%
Discover Financial Services	10,741	1,325,870
FirstCash Holdings, Inc.	1,034	74,489
OneMain Holdings, Inc.	8,229	419,514
SLM Corp.	5,683	111,955
		1,931,828
Diversified Consumer Services - 0.11%
Mister Car Wash, Inc. (b)	3,601	57,688
Diversified Financial Services - 0.24%
FactSet Research Systems, Inc.	314	127,513
Industrivarden AB (a)	1.862068	51
		127,564

Diversified Telecommunication Services - 1.38%
KT Corp. - ADR(b)	17,254	227,580
KT Corp. (a)	18,819	501,904
		729,484
Electric Utilities - 1.51%
Enel S.p.A. (a)	108,283	797,933
Electrical Equipment - 2.25%
ABB Ltd. - ADR	4,022	135,461
Array Technologies, Inc. (b)	3,071	34,518
Schneider Electric SE (a)	4,915	761,512
TPI Composites, Inc. (b)	1,996	26,986
Vestas Wind Systems A/S (a)	7,254	233,918
		1,192,395
Electronic Equipment, Instruments & Components - 5.38%
Badger Meter, Inc.	1,197	118,994
Hitachi Ltd. (a)	15,300	756,627
II-VI, Inc. (b)	6,445	447,669
IPG Photonics Corp. (b)	1,051	136,998
Keysight Technologies, Inc. (b)	2,580	406,015
Littelfuse, Inc.	750	193,658
Samsung SDI Co. Ltd. (a)	115	52,997
TE Connectivity Ltd. - ADR	3,844	547,500
Trimble, Inc. (b)	2,689	187,558
		2,848,016
Entertainment - 1.63%
Nintendo Co. Ltd. (a)	1,700	860,969
Food & Staples Retailing - 0.63%
E-MART, Inc. (a)	3,053	332,943
Food Products - 0.29%
Utz Brands, Inc.	9,995	152,424
Health Care Equipment & Supplies - 4.98%
ABIOMED, Inc. (b)	511	158,788
Alcon, Inc. - ADR	1	77
Becton Dickinson & Co.	1,118	303,291
Edwards Lifesciences Corp. (b)	983	110,460
Inogen, Inc. (b)	1,807	63,046
Insulet Corp. (b)	709	187,665
Integer Holdings Corp. (b)	1,073	89,993
Koninklijke Philips NV (a)	20,644	705,172
Masimo Corp. (b)	482	75,891
Medtronic PLC - ADR	5,664	594,663
Merit Medical Systems, Inc. (b)	2,945	191,513
ResMed, Inc.	645	159,154
		2,639,713
Health Care Providers & Services - 1.65%
Centene Corp. (b)	7,318	604,613
Chemed Corp.	382	182,707
Guardant Health, Inc. (b)	207	13,718
Molina Healthcare, Inc. (b)	231	70,887
		871,925
Health Care Technology - 0.32%
Omnicell, Inc. (b)	1,302	168,323
Hotels, Restaurants & Leisure - 0.21%
Wyndham Hotels & Resorts, Inc.	1,277	110,346
Household Durables - 3.10%
Panasonic Corp. (a)	58,700	613,022
Sony Corp. (a)	10,100	1,031,940
		1,644,962
Industrial Conglomerates - 1.10%
LG Corp. (a)	9,270	582,622
Insurance - 6.43%
Arch Capital Group Ltd. - ADR(b)	13,850	652,474
BRP Group, Inc. (b)	3,031	84,171
Globe Life, Inc.	7,454	752,556
Intact Financial Corp. (a)(b)	1,016	145,719
Reinsurance Group of America, Inc.	8,882	984,658
SCOR SE (a)	4,230	137,718
Willis Towers Watson Plc - ADR	2,904	645,559
		3,402,855

Interactive Media & Services - 1.55%
Tencent Holdings Ltd. (a)	15,200	820,212
Internet & Direct Marketing Retail - 0.06%
JD.com, Inc. (a)(b)	833	29,766
Internet Software & Services - 3.14%
Alibaba Group Holding, Ltd. - ADR(b)	6,043	635,663
Facebook, Inc. - Class A (b)	4,884	1,030,670
		1,666,333
IT Services - 3.11%
Fidelity National Information Services, Inc.	4,804	457,485
Visa, Inc. - Class A	2,387	515,878
WEX, Inc. (b)	4,006	675,051
		1,648,414
Machinery - 1.74%
Deere & Co.	1,163	418,703
Doosan Bobcat, Inc. (a)	5,043	161,854
Epiroc AB (a)	7,502	140,968
Kubota Corp. (a)	4,400	78,943
Mueller Industries, Inc.	1,290	73,595
The Timken Co.	748	49,039
		923,102
Metals & Mining - 0.62%
Grupo Mexico SAB de CV (a)	22,593	115,408
Vale Indonesia Tbk PT (a)	236,200	89,343
Vale SA - ADR	6,788	125,511
		330,262
Pharmaceuticals - 4.05%
Elanco Animal Health, Inc. (b)	19,507	554,194
Eli Lilly and Co.	2,701	675,115
Novo Nordisk A/S - ADR	786	80,919
Roche Holdings AG (a)	2,203	834,350
		2,144,578
Professional Services - 1.19%
Mistras Group, Inc. (b)	3,444	22,971
RELX Plc (a)	19,887	605,623
		628,594
Real Estate Management & Development - 1.30%
Vonovia SE (a)	12,959	687,905
Semiconductors & Semiconductor Equipment - 5.95%
Applied Materials, Inc.	5,419	727,230
First Solar, Inc. (b)	2,758	207,650
Samsung Electronics Co. Ltd. (a)	25,625	1,543,993
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,550	486,896
Teradyne, Inc.	787	92,803
Tokyo Electron Ltd. (a)	200	98,156
		3,156,728
Software - 4.56%
Everbridge, Inc. (b)	3,145	124,290
Microsoft Corp.	6,337	1,893,432
New Relic, Inc. (b)	3,766	249,460
PROS Holdings, Inc. (b)	1,668	53,009
Varonis Systems, Inc. (b)	2,191	95,528
		2,415,719
Technology Hardware, Storage & Peripherals - 1.63%
Apple, Inc.	4,852	801,162
Stratasys Ltd. - ADR(b)	2,474	62,048
		863,210
Textiles, Apparel & Luxury Goods - 1.49%
Carter's, Inc.	1,469	142,023
Deckers Outdoor Corp. (b)	204	58,883
Ralph Lauren Corp.	3,653	482,342
Shenzhou International Group Holdings Ltd. (a)	6,400	107,498
		790,746
Trading Companies & Distributors - 1.16%
Ashtead Group Plc (a)	2,047	133,019
Herc Holdings, Inc.	867	137,957
United Rentals, Inc. (b)	1,062	341,560
		612,536
Transportation Infrastructure - 1.06%
Airports of Thailand PCL (a)(b)	285,000	563,084
Wireless Telecommunication Services - 0.18%
Tele2 AB (a)	7,097	94,044
Total Common Stocks (Cost $37,371,129)		49,893,728

Real Estate Investment Trusts - 1.68%
Residential REIT – 0.09%
American Campus Communities, Inc.	885	47,622
Retails REIT – 1.32%
CapitaLand Mall Trust (a)	447,200	699,876
Specialized REIT – 0.16%
Iron Mountain, Inc.	1,757	86,409
Healthcare REIT – 0.11%
Medical Properties Trust, Inc.	2,621	53,311
Total Real Estate Investment Trusts (Cost $745,547)		887,218

Money Market Funds - 2.08%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	1,100,464	1,100,464
Total Money Market Funds (Cost $1,100,464)		1,100,464

Total Investments (Cost $39,217,140) - 97.96%		51,881,410
Other Assets in Excess of Liabilities - 2.04%		1,080,573
Total Net Assets - 100.00%		$52,961,983

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
REIT	Real Estate Investment Trust
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield; the rate shown represents the rate at February 28, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2022.

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$60,059,264	$40,861,287	$-	$100,920,551
Real Estate Investment Trusts	1,741,071	-	-	1,741,071
Total Equity Securities	61,800,335	40,861,287	-	102,661,622
Money Market Funds	2,346,306	-	-	2,346,306
Total Investments in Securities	$64,146,641	$40,861,287	$-	$105,007,928

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$27,731,822	$22,161,906	$-	$49,893,728
Real Estate Investment Trusts	187,342	699,876	-	887,218
Total Equity Securities	27,919,164	22,861,782	-	50,780,946
Money Market Funds	1,100,464	-	-	1,100,464
Total Investments in Securities	$29,019,628	$22,861,782	$-	$51,881,410

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,033,787	$-	$1,033,787
Corporate Bonds	-	15,679,137	-	15,679,137
Mortgage Backed Securities	-	11,846,683	-	11,846,683
Municipal Bonds	-	12,285,991	-	12,285,991
U.S. Government Notes/Bonds	-	12,653,161	-	12,653,161
U.S. Government Agency Issues	-	5,504,042	-	5,504,042
Total Fixed Income Securities	-	59,002,801	-	59,002,801
Exchange-Traded Funds	1,892,889	-	-	1,892,889
Money Market Funds	245,930	-	-	245,930
Total Investments in Securities	$2,138,819	$59,002,801	$-	$61,141,620

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$72,339,257	$-	$72,339,257
Total Fixed Income Securities	-	72,339,257	-	72,339,257
Money Market Funds	130,943	-	-	130,943
Total Investments in Securities	$130,943	$72,339,257	$-	$72,470,200

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$38,064,762	$-	$38,064,762
Total Fixed Income Securities	-	38,064,762	-	38,064,762
Money Market Funds	258,010	-	-	258,010
Total Investments in Securities	$258,010	$38,064,762	$-	$38,322,772

The Funds held no Level 3 securities during the period ended February 28, 2022.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2022.